Loans and advances to customers (Details - Analysis of the change in the gross value of loans and advances to customers by stage) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	R$ 14,908,297	R$ 12,448,565
Real Estate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	7,527,810	6,251,812
Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	27,043,601	22,698,328
Loans and advances to customers | Real Estate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	7,527,810	6,251,812
Loans and advances to customers | Credit Card
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	8,650,139	6,870,564
Loans and advances to customers | Personal loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	6,663,058	5,463,783
Loans and advances to customers | Business loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	3,438,526	3,392,500
Loans and advances to customers | Agribusiness loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	764,068	719,669
Gross carrying amount [member] | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	1,746,981	1,318,412
Decrease through write-off, financial assets	(813,085)
Increase through origination or purchase, financial assets	1,241,654
Gross carrying amount [member] | Loans and advances to customers | Real Estate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	119,647	102,550
Decrease through write-off, financial assets	(18,318)
Increase through origination or purchase, financial assets	35,415
Gross carrying amount [member] | Loans and advances to customers | Credit Card
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	1,219,545	874,201
Decrease through write-off, financial assets	(655,521)
Increase through origination or purchase, financial assets	1,000,865
Gross carrying amount [member] | Loans and advances to customers | Personal loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	379,549	315,753
Decrease through write-off, financial assets	(134,966)
Increase through origination or purchase, financial assets	198,762
Gross carrying amount [member] | Loans and advances to customers | Business loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	16,038	13,326
Decrease through write-off, financial assets	(2,726)
Increase through origination or purchase, financial assets	5,438
Gross carrying amount [member] | Loans and advances to customers | Agribusiness loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	12,202	12,582
Decrease through write-off, financial assets	1,554
Increase through origination or purchase, financial assets	1,174
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	505,752	485,614
Decrease Through Transfers To Stage Two, Financial Assets	(354,635)
Decrease Through Transfers To Stage Three, Financial Assets	(102)
Transfer from Stage 2	49,567
Transfer from Stage 3	8,471
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	316,837
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	360,871	282,392
Decrease Through Transfers To Stage Three, Financial Assets	(905,269)
Transfer from Stage 3	16,835
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	661,845
Decrease Through Transfers To Stage One, Financial Assets	(49,567)
Transfer from Stage 1	354,635
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	41,922	66,484
Decrease Through Transfers To Stage Two, Financial Assets	(65,723)
Decrease Through Transfers To Stage Three, Financial Assets	(50)
Transfer from Stage 2	25,679
Transfer from Stage 3	7,554
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	7,978
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	34,194	16,939
Decrease Through Transfers To Stage Three, Financial Assets	(52,921)
Transfer from Stage 3	14,621
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	15,511
Decrease Through Transfers To Stage One, Financial Assets	(25,679)
Transfer from Stage 1	65,723
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	364,415	296,909
Decrease Through Transfers To Stage Two, Financial Assets	(243,134)
Decrease Through Transfers To Stage Three, Financial Assets	(52)
Transfer from Stage 2	21,446
Transfer from Stage 3	53
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	289,193
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	229,170	174,466
Decrease Through Transfers To Stage Three, Financial Assets	(705,634)
Transfer from Stage 3	0
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	538,650
Decrease Through Transfers To Stage One, Financial Assets	(21,446)
Transfer from Stage 1	243,134
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	75,580	98,516
Decrease Through Transfers To Stage Two, Financial Assets	(43,021)
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 2	2,311
Transfer from Stage 3	864
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	16,910
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	95,927	90,088
Decrease Through Transfers To Stage Three, Financial Assets	(143,397)
Transfer from Stage 3	2,183
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	106,343
Decrease Through Transfers To Stage One, Financial Assets	(2,311)
Transfer from Stage 1	43,021
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	12,303	12,099
Decrease Through Transfers To Stage Two, Financial Assets	(2,080)
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 2	131
Transfer from Stage 3	0
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	2,153
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	910	899
Decrease Through Transfers To Stage Three, Financial Assets	(3,317)
Transfer from Stage 3	31
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	1,348
Decrease Through Transfers To Stage One, Financial Assets	(131)
Transfer from Stage 1	2,080
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Agribusiness loans | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	11,532	11,606
Decrease Through Transfers To Stage Two, Financial Assets	(677)
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 2	0
Transfer from Stage 3	0
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	603
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Agribusiness loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	670	0
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 3	0
Decrease through write-off, financial assets	0
Increase through origination or purchase, financial assets	(7)
Decrease Through Transfers To Stage One, Financial Assets	0
Transfer from Stage 1	677
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	880,358	550,406
Decrease Through Transfers To Stage Two, Financial Assets	(16,835)
Transfer from Stage 2	905,269
Decrease through write-off, financial assets	(813,085)
Increase through origination or purchase, financial assets	262,972
Decrease Through Transfers To Stage One, Financial Assets	(8,471)
Transfer from Stage 1	102
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	43,531	19,127
Decrease Through Transfers To Stage Two, Financial Assets	(14,621)
Transfer from Stage 2	52,921
Decrease through write-off, financial assets	(18,318)
Increase through origination or purchase, financial assets	11,926
Decrease Through Transfers To Stage One, Financial Assets	(7,554)
Transfer from Stage 1	50
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	625,960	402,826
Decrease Through Transfers To Stage Two, Financial Assets	0
Transfer from Stage 2	705,634
Decrease through write-off, financial assets	(655,521)
Increase through origination or purchase, financial assets	173,022
Decrease Through Transfers To Stage One, Financial Assets	(53)
Transfer from Stage 1	52
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Personal loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	208,042	127,149
Decrease Through Transfers To Stage Two, Financial Assets	(2,183)
Transfer from Stage 2	143,397
Decrease through write-off, financial assets	(134,966)
Increase through origination or purchase, financial assets	75,509
Decrease Through Transfers To Stage One, Financial Assets	(864)
Transfer from Stage 1	0
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	2,825	328
Decrease Through Transfers To Stage Two, Financial Assets	(31)
Transfer from Stage 2	3,317
Decrease through write-off, financial assets	(2,726)
Increase through origination or purchase, financial assets	1,937
Decrease Through Transfers To Stage One, Financial Assets	0
Transfer from Stage 1	0
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Agribusiness loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	0	R$ 976
Decrease Through Transfers To Stage Two, Financial Assets	0
Transfer from Stage 2	0
Decrease through write-off, financial assets	(1,554)
Increase through origination or purchase, financial assets	578
Decrease Through Transfers To Stage One, Financial Assets	0
Transfer from Stage 1	R$ 0